OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2022
OPERATING SEGMENTS
Schedule of financial performance by operating segment

The CODM reviews the performance of the Bank using the following financial information by operating segment:

	For the year ended December 31, 2022
	Banking	Banking	Banking El	Banking		Investment		International	All other	Total
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	segments
In millions of COP
Total interest and valuation on financial instruments	20,727,335	2,364,820	1,527,860	1,537,801	72	4	12,996	512,417	113,642	26,796,947
Interest income on loans and financial leases	19,263,960	2,154,151	1,293,556	1,509,143	72	-	511	446,028	116,072	24,783,493
Total debt investments	1,361,299	161,974	170,423	27,089	-	4	20,024	48,722	(2,447)	1,787,088
Derivatives	108,255	(1,026)	63,494	-	-	-	658	-	-	171,381
Total liquidity operations	(6,179)	49,721	387	1,569	-	-	(8,197)	17,667	17	54,985
Interest expenses	(6,333,834)	(910,937)	(297,839)	(528,459)	(150)	(4)	(104)	(271,280)	(99,863)	(8,442,470)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	14,393,501	1,453,883	1,230,021	1,009,342	(78)	-	12,892	241,137	13,779	18,354,477
Total credit impairment charges, net	(2,971,599)	(545,012)	(102,710)	(168,834)	(796)	(924)	3,133	25,029	(29,984)	(3,791,697)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	11,421,902	908,871	1,127,311	840,508	(874)	(924)	16,025	266,166	(16,205)	14,562,780
Revenues (Expenses) from transactions the operating segments of the Bank	(32,163)	(25,022)	(7,371)	(45,526)	(12,658)	3,404	53,229	212,049	(145,942)	-
Fees and commissions income(1)	4,684,563	446,583	444,177	218,554	318,869	86,232	111,366	42,021	18,161	6,370,526
Fees and commissions expenses	(2,099,585)	(210,004)	(170,563)	(91,424)	(3,668)	(269)	(6,160)	(8,025)	(468)	(2,590,166)
Total fees and commissions, net	2,584,978	236,579	273,614	127,130	315,201	85,963	105,206	33,996	17,693	3,780,360
Other operating income (Expenses)	(72,994)	51,494	19,685	129,403	14,897	671	13,575	9,954	1,886,750	2,053,435
Dividends and net income on equity investments	(8,058)	9,655	5,340	828	2,164	8,760	(4,314)	35	221,444	235,854
Total operating income, net	13,893,665	1,181,577	1,418,579	1,052,343	318,730	97,874	183,721	522,200	1,963,740	20,632,429
Operating expenses(2)	(6,600,686)	(797,091)	(639,748)	(577,497)	(153,377)	(47,997)	(153,317)	(79,814)	(857,541)	(9,907,068)
Impairment, depreciation and amortization	(613,807)	(110,293)	(106,601)	(54,999)	(1,630)	(232)	(1,754)	(2,626)	(88,633)	(980,575)
Total operating expenses	(7,214,493)	(907,384)	(746,349)	(632,496)	(155,007)	(48,229)	(155,071)	(82,440)	(946,174)	(10,887,643)
Profit before income tax	6,679,172	274,193	672,230	419,847	163,723	49,645	28,650	439,760	1,017,566	9,744,786
(1)	For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
(2)	Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.

	For the year ended December 31, 2021
	Banking	Banking	Banking El	Banking		Investment		International	All other	Total before	Adjustments for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
In millions of COP
Total interest and valuation on financial instruments	11,498,013	1,963,509	1,193,824	1,178,615	46	-	12,277	251,135	37,898	16,135,317	428	16,135,745
Interest income on loans and financial leases	11,118,035	1,791,476	1,072,718	1,109,804	46	-	28	215,529	36,226	15,343,862	428	15,344,290
Total debt investments	399,517	156,377	105,035	67,772	-	-	12,540	35,739	632	777,612	-	777,612
Derivatives	17,263	1,860	15,345	-	-	-	(832)	1	-	33,637	-	33,637
Total liquidity operations	(36,802)	13,796	726	1,039	-	-	541	(134)	1,040	(19,794)	-	(19,794)
Interest expenses	(2,666,843)	(796,396)	(240,144)	(397,138)	(167)	(7)	(73)	(198,012)	(52,776)	(4,351,556)	-	(4,351,556)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	8,831,170	1,167,113	953,680	781,477	(121)	(7)	12,204	53,123	(14,878)	11,783,761	428	11,784,189
Total credit impairment charges, net	(2,122,515)	(323,216)	4,271	35,841	(4,595)	(55)	(116)	14,995	(17,836)	(2,413,226)	(7,304)	(2,420,530)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	6,708,655	843,897	957,951	817,318	(4,716)	(62)	12,088	68,118	(32,714)	9,370,535	(6,876)	9,363,659
Revenues (Expenses) from transactions the operating segments of the Bank	18,458	(10,089)	7	(26,324)	(26,584)	3,576	59,995	81,997	(101,036)	-	-	-
Fees and commission income(1)	3,841,472	351,603	359,724	159,908	347,878	79,531	117,282	33,309	3,097	5,293,804	-	5,293,804
Fees and commission expenses	(1,524,691)	(151,906)	(116,600)	(50,144)	(3,881)	(49)	(4,135)	(6,556)	(2,721)	(1,860,683)	-	(1,860,683)
Total fees and commission income, net	2,316,781	199,697	243,124	109,764	343,997	79,482	113,147	26,753	376	3,433,121	-	3,433,121
Other operating income (Expenses)	653,968	19,101	9,712	82,855	12,702	879	(6,075)	11,109	1,238,893	2,023,144	(1,003)	2,022,141
Dividends and net income on equity investments	93,769	4,387	2,760	658	28,201	(232)	2,177	20	196,604	328,344	-	328,344
Total operating income, net	9,791,631	1,056,993	1,213,554	984,271	353,600	83,643	181,332	187,997	1,302,123	15,155,144	(7,879)	15,147,265
Operating expenses(2)	(5,550,033)	(700,226)	(549,782)	(464,199)	(129,923)	(34,905)	(119,265)	(61,191)	(633,171)	(8,242,695)	-	(8,242,695)
Impairment, depreciation and amortization	(529,662)	(104,493)	(81,201)	(102,991)	(1,548)	(206)	(1,896)	(1,993)	(95,773)	(919,763)	(795)	(920,558)
Total operating expenses	(6,079,695)	(804,719)	(630,983)	(567,190)	(131,471)	(35,111)	(121,161)	(63,184)	(728,944)	(9,162,458)	(795)	(9,163,253)
Profit (Loss) before income tax	3,711,936	252,274	582,571	417,081	222,129	48,532	60,171	124,813	573,179	5,992,686	(8,674)	5,984,012
(1)	For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
(2)	Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.

	For the year ended December 31, 2020
	Banking	Banking	Banking El	Banking		Investment		International	All other	Total before	Adjustments for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
In millions of COP
Total interest and valuation on financial instruments	11,944,262	1,986,566	1,226,150	1,101,638	32	-	47,030	347,881	33,946	16,687,505	1,145	16,688,650
Interest income on loans and financial leases	11,859,262	1,793,826	1,140,924	1,012,174	32	-	45	293,802	31,767	16,131,832	1,145	16,132,977
Total Debt investments	451,781	170,416	84,366	83,767	-	-	17,086	33,885	658	841,959	-	841,959
Derivatives	(381,725)	(502)	227	-	-	-	29,209	14,995	-	(337,796)	-	(337,796)
Total liquidity operations	14,944	22,826	633	5,697	-	-	690	5,199	1,521	51,510	-	51,510
Interest expenses	(3,914,661)	(841,736)	(293,317)	(450,091)	(166)	(4)	(35)	(299,755)	(63,243)	(5,863,008)	-	(5,863,008)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	8,029,601	1,144,830	932,833	651,547	(134)	(4)	46,995	48,126	(29,297)	10,824,497	1,145	10,825,642
Total credit impairment charges, net	(5,889,710)	(907,910)	(366,691)	(297,386)	(1,270)	42	(1,518)	(56,122)	(13,166)	(7,533,731)	7,282	(7,526,449)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	2,139,891	236,920	566,142	354,161	(1,404)	38	45,477	(7,996)	(42,463)	3,290,766	8,427	3,299,193
Revenues (Expenses) from transactions the operating segments of the Bank	142	(25,054)	(7,531)	(35,171)	(24,159)	20,509	61,393	118,854	(108,983)	-	-	-
Fees and commission income(1)	3,291,382	310,773	289,792	176,268	349,150	37,447	112,628	28,896	2,077	4,598,413	-	4,598,413
Fees and commission expenses	(1,313,286)	(118,016)	(74,887)	(39,871)	(4,095)	(61)	(3,597)	(4,600)	(3,172)	(1,561,585)	-	(1,561,585)
Total fees and commission income, net	1,978,096	192,757	214,905	136,397	345,055	37,386	109,031	24,296	(1,095)	3,036,828	-	3,036,828
Other operating income (Expenses)	817,677	30,145	14,266	74,021	13,078	1,524	(5,736)	12,939	887,454	1,845,368	(796)	1,844,572
Dividends and net income on equity investments	43,737	6,984	858	953	29,145	(2,503)	(27,930)	32	54,010	105,286	18,039	123,325
Total operating income, net	4,979,543	441,752	788,640	530,361	361,715	56,954	182,235	148,125	788,923	8,278,248	25,670	8,303,918
Operating expenses(2)	(4,967,506)	(590,269)	(424,516)	(423,211)	(104,005)	(23,658)	(88,828)	(58,073)	(477,289)	(7,157,355)	-	(7,157,355)
Impairment, depreciation and amortization	(405,811)	(112,358)	(69,318)	(132,237)	(1,379)	(217)	(1,892)	(2,631)	(111,044)	(836,887)	(903)	(837,790)
Total operating expenses	(5,373,317)	(702,627)	(493,834)	(555,448)	(105,384)	(23,875)	(90,720)	(60,704)	(588,333)	(7,994,242)	(903)	(7,995,145)
Profit (Loss) before income tax	(393,774)	(260,875)	294,806	(25,087)	256,331	33,079	91,515	87,421	200,590	284,006	24,767	308,773
(1)	For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
(2)	Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.

Schedule of financial information of the total assets and liabilities by operating segment

The following table presents financial information of the total assets and liabilities by operating segment:

As of December 31, 2022
In millions of COP
											Adjustments
	Banking	Banking	Banking El	Banking		Investment		International	Allother	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
Total assets	247,113,605	52,445,934	26,696,524	26,143,629	603,486	2,116,143	326,047	35,131,458	9,222,529	399,799,355	(46,984,622)	352,814,733
Total liabilities	207,293,246	47,081,613	23,738,984	23,635,997	126,307	80,162	106,115	23,216,118	4,320,836	329,599,378	(16,782,196)	312,817,182

As of December 31, 2021
In millions of COP
											Adjustments
	Banking	Banking	Banking El	Banking		Investment		International	All other	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
Total assets	209,948,788	40,561,211	20,980,061	19,510,688	638,280	2,039,204	371,278	24,074,957	7,117,110	325,241,577	(35,386,529)	289,855,048
Total liabilities	177,198,960	36,231,139	18,416,563	17,763,659	108,254	55,743	125,176	15,568,638	3,037,853	268,505,985	(12,576,395)	255,929,590

Schedule of financial information of the investments in associates and joint ventures by operating segment

The following table presents financial information of the investments in associates and joint ventures by operating segment:

As of December 31, 2022(1)
	Banking	Banking El		Investment	All other
	Colombia	Salvador	Trust	banking	segments	Total
In millions of COP
Investments in associates and joint ventures	337,024	28,029	256,720	700,936	1,592,924	2,915,633
Equity method	2,588	3,617	22,522	3,857	186,521	219,105
(1)	As of December 31, 2022, Banking Panama, Banking Guatemala, Brokerage and International Banking did not have investments in associates and joint ventures.

As of December 31, 2021(1)
	Banking	Banking El		Investment	All other
	Colombia	Salvador	Trust	banking	segments	Total
In millions of COP
Investments in associates and joint ventures	601,758	22,631	303,506	394,061	1,398,603	2,720,559
Equity method	45,555	2,747	27,377	1,011	122,962	199,652
(1)	As of December 31, 2021, Banking Panama, Banking Guatemala, Brokerage and International Banking did not have investments in associates and joint ventures.

Schedule of geographic information

The following summarizes the Bank’s total interest and valuation and long-lived assets attributable to Colombia and other foreign countries based on the country where the Interest and valuation was originated:

	2022		2021		2020
Geographic information	Interest and	Long-lived	Interest and	Long-lived	Interest and	Long-lived
	valuation	assets(1)	valuation	assets(1)	valuation	assets(1)
In millions of COP
Colombia	20,977,845	12,666,847	11,605,829	9,413,340	12,152,560	8,381,397
Panama	3,023,461	1,042,824	2,251,653	838,278	2,400,442	737,039
El Salvador	1,528,264	636,071	1,194,026	434,212	1,227,645	370,983
Guatemala	1,537,811	445,288	1,178,619	347,084	1,101,643	295,622
United States of America	-	7,504	-	-	-	-
Puerto Rico	64,709	2,328	49,662	1,644	64,104	1,413
Costa Rica	-	-	-	-	-	72
Bermuda	2	-	-	-	-	-
Total	27,132,092	14,800,862	16,279,789	11,034,558	16,946,394	9,786,526
Eliminations and adjustment	(335,145)	8,795,011	(144,044)	7,655,610	(257,744)	6,537,003
Total, net	26,796,947	23,595,873	16,135,745	18,690,168	16,688,650	16,323,529
(1)	Includes assets held for sale, premises and equipment, net, investment property, goodwill and intangible assets, net.